TRANSACTIONS WITH RELATED PARTIES - Detail of other balance due from and due (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties			₫ 2,374,382
As previously reported
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties			2,605,366
Related party
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	₫ 5,721,225	$ 235,829,555	2,374,382	[1]
Other current liabilities	59,402,573	2,448,580,915	49,341,144	[1]
Other non-current liabilities	33,212,671	1,369,030,132	19,682,747	[1]
Related party | As previously reported
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties			2,605,366		$ 109,166,429	₫ 1,978,097
Other current liabilities			44,338,043		1,857,791,125	17,325,317
Other non-current liabilities			18,151,355		760,552,879	21,918,710
Related party | Short-term loans, advance to and receivables from related parties
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	5,721,225	235,829,555	2,374,382			1,978,097
Related party | Short-term loans, advance to and receivables from related parties | As previously reported
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties			2,605,366		109,166,429
Related party | Short-term advance to and receivables
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties	1,401,225	57,758,656	2,374,382			1,432,697
Related party | Short-term advance to and receivables | As previously reported
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties			2,605,366		109,166,429
Related party | Receivable from sale of vehicles | GSM JSC | As previously reported
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties			1,819,845
Related party | Receivable from sale of electric buses | Ecology JSC | As previously reported
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties			275,215
Related party | Receivable from sale of electric buses | Vinbus Ecology Transport Services LLC | As previously reported
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties			75,010
Related party | Receivable from sale of smart devices | Vinhomes JSC | As previously reported
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties			87,735
Related party | Receivable from disposal of assets | VinES JSC
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties						1,000,000
Related party | Receivable from disposal of assets | VinES JSC | As previously reported
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties			237,184
Related party | Receivable from disposal of assets and selling material | VinFast Lithium Battery Pack LLC
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties						46,270
Related party | Interest receivables | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties						133,626
Related party | Advance for purchase of vouchers | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties						91,944
Related party | Other receivables | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties						24,634
Related party | Receivable from providing services and disposal of assets | Vingroup JSC
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties						45,676
Related party | Payment on behalf and others | VHIZ JSC
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties						38,413
Related party | Payment on behalf and others | VHIZ JSC | As previously reported
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties			36,760
Related party | Other advance and short-term receivables | Others
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties						52,134
Related party | Other advance and short-term receivables | Others | As previously reported
RELATED PARTY TRANSACTIONS
Short-term amounts due from related parties			73,617
Related party | Short-term payables to and borrowings from related parties
RELATED PARTY TRANSACTIONS
Other current liabilities	59,402,573	2,448,580,915	49,341,144			17,325,317
Related party | Short-term payables to and borrowings from related parties | As previously reported
RELATED PARTY TRANSACTIONS
Other current liabilities			44,338,043		1,857,791,125
Related party | Short-term payables
RELATED PARTY TRANSACTIONS
Other current liabilities	7,911,559	326,115,375	6,216,882			16,605,397
Related party | Short-term payables | As previously reported
RELATED PARTY TRANSACTIONS
Other current liabilities			6,910,748		289,564,568
Related party | Payable relating to leaseback transaction and others | VHIZ JSC
RELATED PARTY TRANSACTIONS
Other current liabilities						919,493
Other non-current liabilities						14,274,362
Related party | Payable relating to leaseback transaction and others | VHIZ JSC | As previously reported
RELATED PARTY TRANSACTIONS
Other current liabilities			1,165,590
Related party | Car vouchers which have not been redeemed | Vingroup JSC
RELATED PARTY TRANSACTIONS
Other current liabilities						699,390
Related party | Car vouchers which have not been redeemed | Vinhomes JSC
RELATED PARTY TRANSACTIONS
Other current liabilities						3,520,132
Related party | Car vouchers which have not been redeemed | Vinhomes JSC | As previously reported
RELATED PARTY TRANSACTIONS
Other current liabilities			888,801
Related party | Interest payables and others | Vingroup JSC
RELATED PARTY TRANSACTIONS
Other current liabilities						113,883
Related party | Interest payables and others | Vingroup JSC | As previously reported
RELATED PARTY TRANSACTIONS
Other current liabilities			1,781,633
Related party | Payable for purchasing of raw materials and assets | Vinsmart Research and Manufacture JSC
RELATED PARTY TRANSACTIONS
Other current liabilities						2,038,084
Related party | Payable for purchasing of raw materials and assets | Vinsmart Research and Manufacture JSC | As previously reported
RELATED PARTY TRANSACTIONS
Other current liabilities			114,633
Related party | Payable relating to purchase of goods and services | VinES JSC
RELATED PARTY TRANSACTIONS
Other current liabilities						8,816,483
Related party | Payable relating to purchase of goods and services | VinES JSC | As previously reported
RELATED PARTY TRANSACTIONS
Other current liabilities			901,233
Related party | Payable relating to purchase of assets and services | VIN3S JSC
RELATED PARTY TRANSACTIONS
Other current liabilities						104,792
Related party | Payable relating to purchase of assets and services | VIN3S JSC | As previously reported
RELATED PARTY TRANSACTIONS
Other current liabilities			58,408
Related party | Other payables | Vinhomes JSC
RELATED PARTY TRANSACTIONS
Other current liabilities						84,801
Related party | Other payables | Vinhomes JSC | As previously reported
RELATED PARTY TRANSACTIONS
Other current liabilities			1,496,378
Related party | Other payables | Others
RELATED PARTY TRANSACTIONS
Other current liabilities						308,339
Related party | Other payables | Others | As previously reported
RELATED PARTY TRANSACTIONS
Other current liabilities			504,072
Related party | Long-term payables to related parties
RELATED PARTY TRANSACTIONS
Other non-current liabilities	33,212,671	1,369,030,132	19,682,747			21,918,710
Related party | Long-term payables to related parties | As previously reported
RELATED PARTY TRANSACTIONS
Other non-current liabilities			18,151,355		760,552,879
Related party | Long-term payables
RELATED PARTY TRANSACTIONS
Other non-current liabilities	₫ 17,648,975	$ 727,492,786	17,297,050			14,371,365
Related party | Long-term payables | As previously reported
RELATED PARTY TRANSACTIONS
Other non-current liabilities			15,765,658		$ 660,590,715
Related party | Payables relating to leaseback transaction and others | VHIZ JSC | As previously reported
RELATED PARTY TRANSACTIONS
Other non-current liabilities			15,296,294
Related party | Interest payables | Vingroup JSC
RELATED PARTY TRANSACTIONS
Other non-current liabilities						₫ 97,003
Related party | Interest payables | Vingroup JSC | As previously reported
RELATED PARTY TRANSACTIONS
Other non-current liabilities			₫ 469,364

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).